SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS (Details)	9 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Option outstanding	14,240,321	10,407,044	2,995,794
Weighted Average remaining contractual life (years)	2 years 3 months
Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	14,240,321
Options exercisable	10,407,044
Weighted Average remaining contractual life (years)	3 years 3 months
Options Expiring February 24, 2025 [Member] | Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	900,000
Options exercisable	900,000
Fair value of options granted | $ / shares	$ 0.80
Weighted Average remaining contractual life (years)	1 month 2 days
Options Expiring August 19,2025 [Member] | Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	240,000
Options exercisable	240,000
Fair value of options granted | $ / shares	$ 0.45
Weighted Average remaining contractual life (years)	10 days
Options Expiring January 26 ,2026 [Member] | Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	3,689,000
Options exercisable	3,689,000
Fair value of options granted | $ / shares	$ 0.39
Weighted Average remaining contractual life (years)	7 months 6 days
Options Expiring February 25,2026 [Member] | Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	495,000
Options exercisable	495,000
Fair value of options granted | $ / shares	$ 1.60
Weighted Average remaining contractual life (years)	29 days
Options Expiring September 29,2026 [Member] | Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	1,343,850
Options exercisable	1,343,850
Fair value of options granted | $ / shares	$ 0.91
Weighted Average remaining contractual life (years)	3 months 10 days
Options Expiring October 25, 2026 [Member] | Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	998,794
Options exercisable	998,794
Fair value of options granted | $ / shares	$ 2.00
Weighted Average remaining contractual life (years)	2 months 19 days
Options Expiring January 20, 2027 [Member] | Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	2,740,400
Options exercisable	2,740,400
Fair value of options granted | $ / shares	$ 2.40
Weighted Average remaining contractual life (years)	7 months 20 days
Options Expiring August 8, 2028 [Member] | Post Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Option outstanding	3,833,277
Options exercisable
Fair value of options granted | $ / shares	$ 1.75
Weighted Average remaining contractual life (years)	1 year 3 months 21 days